S-K 1603, SPAC Sponsor; Conflicts of Interest	Jul. 16, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of: (A) with respect to (x) 50% of such shares, the earlier of (i) six (6) months after the date of the consummation of our initial business combination and (ii) the date on which the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (Y) the remaining 50% of such shares, the earlier of (i) twelve (12) months after the date of the consummation of our initial business combination and (ii) the date on which the closing price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination., and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property

Phalanx Acquisition Sponsor I LLC Christopher Valentine Frank Turner Sean Valentine Jeff Smith Alex Dixon Christopher Kai-Yu Wu

Transfers permitted (a) to our officers, directors or consultants, any affiliate or family member of any of our officers, directors or consultants, any members or partners of the sponsor or their affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its members, partners or shareholders

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

pursuant to our sponsor’s limited liability company agreement or other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Warrants	30 days after the completion of our initial business combination	Phalanx Acquisition Sponsor I LLC Christopher Valentine Frank Turner Sean Valentine Jeff Smith Alex Dixon Christopher Kai-Yu Wu	Same as above (other than clauses (f) and (g) with respect to the inclusion of Cantor Fitzgerald & Co. and Odeon Capital Group LLC).
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days after this offering	Phalanx Acquisition Sponsor I LLC Christopher Valentine Frank Turner Sean Valentine Jeff Smith Alex Dixon Christopher Kai-Yu Wu

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Christopher Valentine	Celeres Capital Advisors LLC	SEC registered investment advisor	Owner and operator

Frank B. Turner	Celeres Capital Advisors LLC	SEC registered investment advisor	Owner and operator

Sean Valentine	Celeres Capital Advisors LLC	SEC registered investment advisor	Owner and operator

Jeff Smith	LawVisory PLLC	Legal services	Managing attorney
	Renatus Tactical Acquisition Corp I	SPAC	Independent director
	Globa Terra Acquisition Corporation	SPAC	Independent director

Alex Dixon	Resorts World Las Vegas	Hospitality	Senior Advisor to the Board

Christopher Kai-Yu Wu	HealthTronics LLC	Healthcare	Chairman of the Board

If any of the above executive officers, directors or director nominees becomes aware of a business combination opportunity which is suitable for any of the above entities to which he or she has current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity.

In addition, our sponsor and our officers and directors may sponsor or form, other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.